Shareholders' Equity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Shares Repurchased [Line Items]
Average price paid per share		$ 66.9
Total number of shares purchased as part of publicly announced plans or programs		7,548,951
Total Value of Shares Repurchased		$ 505,014,000
May 2013 [Member]
Shares Repurchased [Line Items]
Average price paid per share	$ 68.48	$ 68.48
Total number of shares purchased as part of publicly announced plans or programs	1,078,255	1,078,255
Total Value of Shares Repurchased	$ 73,842,000	$ 73,842,000
June 2013[Member]
Shares Repurchased [Line Items]
Average price paid per share	$ 69.95	$ 69.95
Total number of shares purchased as part of publicly announced plans or programs	2,502,552	2,502,552
Total Value of Shares Repurchased	$ 175,047,000	$ 175,047,000
July 2013 [Member]
Shares Repurchased [Line Items]
Average price paid per share	$ 64.63	$ 64.63
Total number of shares purchased as part of publicly announced plans or programs	2,972,770	2,972,770
Total Value of Shares Repurchased	$ 192,124,000	$ 192,124,000
August 2013 [Member]
Shares Repurchased [Line Items]
Average price paid per share	$ 64.3	$ 64.3
Total number of shares purchased as part of publicly announced plans or programs	995,374	995,374
Total Value of Shares Repurchased	$ 64,001,000	$ 64,001,000
Total [Member]
Shares Repurchased [Line Items]
Average price paid per share	$ 66.9
Total number of shares purchased as part of publicly announced plans or programs	7,548,951
Total Value of Shares Repurchased	$ 505,014,000